Note 16 - Income Tax (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of components of income tax expense (benefit) [text block]
	For the year ended
	November 30, 2023 ($)	November 30, 2022 ($)
Current income tax expense	-	11
Deferred income tax expense (recovery)	4,900	(1,220)
Income tax expense (recovery) for the year	4,900	(1,209)

Disclosure of reconciliation of provision for income taxes [text block]
	For the year ended
	November 30, 2023 ($)	November 30, 2022 ($)
Net loss for the year before taxes	(25,549)	(14,409)
Canadian statutory income tax rate	27.00%	27.00%
Expected tax recovery	(6,898)	(3,890)
Non-deductible permanent differences	2,392	2,407
Change in unrecognized deferred income tax assets	8,982	351
Other	424	(77)
Tax expense (recovery) for the year	4,900	(1,209)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	As at November 30, 2023 ($)	As at November 30, 2022 ($)
Non-capital loss carry-forward	8,520	1,322
Mineral properties	878	887
Property and equipment	794	-
Unrecognized deferred tax assets	10,192	2,209

Disclosure of deferred taxes [text block]
	As at November 30, 2023 ($)	As at November 30, 2022 ($)
Deferred tax assets (liabilities)
Long-term investments	(5,277)	(9,483)
Non-capital losses carry-forward	5,277	9,034
Others	(904)	153
Net deferred tax liability	(904)	(296)